Accounts Receivable - Net	12 Months Ended
Dec. 31, 2021
Loans And Leases Receivable Disclosure [Abstract]
Accounts Receivable – net
5.	Accounts Receivable – net

	December 31,
	2021	2020
Trade receivables	$932,857	$257,311
Allowance for doubtful accounts	(9,059)	(6,680)
	923,798	250,631
Other receivables	28,604	2,856
Total accounts receivable	$952,402	$253,487

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current and forecasted future economic conditions, and other factors that may affect customers’ ability to pay.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,
	2021	2020
Aging within one year, net of allowance for doubtful accounts	$902,995	$240,266
Aging greater than one year, net of allowance for doubtful accounts	20,803	10,365
Total trade receivables	$923,798	$250,631